Subsequent Events (Details) - Schedule of New Bank Borrowings - 12 months ended Dec. 31, 2023 - Notes Payable to Banks [Member]	USD ($)	CNY (¥)
Short-Term Debt [Line Items]
Bank borrowing total	$ 5,211,341	¥ 37,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	3.30%	3.30%
Issuance Date	Feb. 01, 2024	Feb. 01, 2024
Collateral/Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Bank borrowing total	$ 1,408,471	¥ 10,000,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Company	Yada	Yada
Rate	3.45%	3.45%
Issuance Date	Feb. 22, 2024	Feb. 22, 2024
Collateral/Security	Properties of Yada	Properties of Yada
Bank borrowing total	$ 1,267,623	¥ 9,000,000
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	3.00%	3.00%
Issuance Date	Jan. 12, 2024	Jan. 12, 2024
Collateral/Security	N/A	N/A
Bank borrowing total	$ 422,541	¥ 3,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	2.42%	2.42%
Issuance Date	Mar. 11, 2024	Mar. 11, 2024
Collateral/Security	N/A	N/A
Bank borrowing total	$ 704,235	¥ 5,000,000
Bank of Jiangsu [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	3.10%	3.10%
Issuance Date	Jan. 08, 2024	Jan. 08, 2024
Collateral/Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Bank borrowing total	$ 1,408,471	¥ 10,000,000